Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 26,554,054	$ 23,207,786
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	26,554,054	23,207,786
Level 1, Level 2, and Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	583,074	1,102,533
Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,585,153	21,578,570
Level 1, Level 2, and Level 3 | Collective investment funds measured at NAV*
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	385,827	526,683
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	26,168,227	22,681,103
Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	583,074	1,102,533
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,585,153	21,578,570
Level 1 | Collective investment funds measured at NAV*
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Collective investment funds measured at NAV*
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Collective investment funds measured at NAV*
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0